Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]	Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 75		$ 142,193	$ (40)	$ (134,956)	$ 7,272
Loss for the period	0		0	0	(6,046)	(6,046)
Other comprehensive income (loss)	0		0	8	0	8
Total comprehensive income (loss)	0		0	8	(6,046)	(6,038)
Exercise of options		[1]	0	0	0		[1]
Share-based compensation	0		884	0	0	884
Balance at Jun. 30, 2021	75		143,077	(32)	(141,002)	2,118
Balance at Dec. 31, 2020	75		142,193	(40)	(134,956)	7,272
Loss for the period	0		0	0	(13,551)	(13,551)
Other comprehensive income (loss)	0		0	21	0	21
Total comprehensive income (loss)	0		0	21	(13,551)	(13,530)
Exercise of options			3	0	0	3
Share-based compensation	0		1,673	0	0	1,673
Balance at Dec. 31, 2021	75		143,869	(19)	(148,507)	(4,582)
Balance at Mar. 31, 2021	75		142,577	(29)	(137,807)	4,816
Loss for the period	0		0	0	(3,195)	(3,195)
Other comprehensive income (loss)	0		0	(3)	0	(3)
Total comprehensive income (loss)	0		0	(3)	(3,195)	(3,198)
Exercise of options		[1]	0	0	0		[1]
Share-based compensation	0		500	0	0	500
Balance at Jun. 30, 2021	75		143,077	(32)	(141,002)	2,118
Balance at Dec. 31, 2021	75		143,869	(19)	(148,507)	(4,582)
Loss for the period	0		0	0	(7,943)	(7,943)
Other comprehensive income (loss)	0		0	22	0	22
Total comprehensive income (loss)	0		0	22	(7,943)	(7,921)
Issue of ordinary shares	18		9,653	0	0	9,671
Exercise of options		[1]	0	0	0		[1]
Share-based compensation	0		597	0	0	597
Balance at Jun. 30, 2022	93		154,119	3	(156,450)	(2,235)
Balance at Mar. 31, 2022	93		153,962	(14)	(152,096)	1,945
Loss for the period	0		0	0	(4,354)	(4,354)
Other comprehensive income (loss)	0		0	17	0	17
Total comprehensive income (loss)	0		0	17	(4,354)	(4,337)
Issuance expenses	0		(95)	0	0	(95)
Exercise of options		[1]	0	0	0		[1]
Share-based compensation	0		252	0	0	252
Balance at Jun. 30, 2022	$ 93		$ 154,119	$ 3	$ (156,450)	$ (2,235)

[1]	Represents less than $ 1.